Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings/(loss) per share	$ (1,284.7)	₨ (97,199.1)	₨ (249,246.9)	₨ 55,258.1
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨				(2.4)
Net income attributable to shareholders, Diluted earnings/(loss) per share	$ (1,284.7)	₨ (97,199.1)	₨ (249,246.9)	₨ 55,255.7
Weighted average shares, Basic net earnings/(loss) per share	2,952,353,090	2,952,353,090	2,887,348,474	2,887,348,357
Weighted average shares, Effect of shares kept in abeyance				494,469
Weighted average shares, Diluted earnings/(loss) per share	2,952,353,090	2,952,353,090	2,887,348,474	2,887,842,826
Basic net earnings/(loss) per share | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.1
Earnings per share, Effect of shares kept in abeyance | ₨ / shares				(4.9)
Diluted earnings/(loss) per share | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.1
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings/(loss) per share	$ (221.3)	₨ (16,741.2)	₨ (43,895.8)	₨ 9,782.6
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨				2.4
Net income attributable to shareholders, Diluted earnings/(loss) per share	$ (221.3)	₨ (16,741.2)	₨ (43,895.8)	₨ 9,785.0
Weighted average shares, Basic net earnings/(loss) per share	508,502,473	508,502,473	508,502,371	508,502,336
Weighted average shares, Effect of shares kept in abeyance				233,774
Weighted average shares, Diluted earnings/(loss) per share	508,502,473	508,502,473	508,502,371	508,736,110
Basic net earnings/(loss) per share | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.2
Earnings per share, Effect of shares kept in abeyance | ₨ / shares				10.3
Diluted earnings/(loss) per share | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.2